UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

General Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General Money Market Fund, Inc., covering the six-month period from December 1, 2017 through May 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes have caused volatility to increase substantially during 2018. As a result, U.S. stocks generally have produced mildly positive returns while bonds have lost a degree of value over the first five months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce solidly positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market produced roughly flat total returns or lost a degree of value when short-term interest rates climbed and inflation expectations increased.

Despite the return of heightened market volatility, we believe that underlying market fundamentals remain strong. Continued economic growth, a robust labor market, rising corporate earnings and strong consumer and business confidence seem likely to support stock and corporate bond prices over the months ahead. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris

President

The Dreyfus Corporation

June 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2017 through May 31, 2018, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2018, General Money Market Fund, Inc.’s Class A shares produced an annualized yield of 0.98%, Class B shares yielded 0.74%, and Dreyfus Class shares yielded 1.16%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares, and Dreyfus Class shares produced annualized effective yields of 0.98%, 0.74%, and 1.16%, respectively.1

Yields of money market instruments climbed over the reporting period in response to sustained economic growth, more stimulative fiscal policies, and two increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, short-term, dollar-denominated debt securities, including securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Less Accommodative Monetary Policy Boosted Interest Rates

The fall of 2017 saw a continued economic expansion, robust labor market gains, and rising short-term interest rates as the Fed moved away from its aggressively accommodative monetary policy of the past decade. The Fed implemented another interest-rate hike in mid-December 2017, its third of 2017, raising the federal funds rate to between 1.25% and 1.50%. The unemployment rate stood at 4.1% and 175,000 new jobs were created during the month. Retail sales during the holiday season climbed 4.9% compared to the previous year, and investors responded positively to the enactment of federal tax reform legislation.

In January 2018, 176,000 new jobs were added and the unemployment rate stayed at 4.1%. Corporate earnings growth continued to exceed expectations and hiring activity proved brisk. Hourly wages began to rise at their strongest pace since the 2008 recession, suggesting that inflation might begin to accelerate.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

February 2018 saw renewed volatility in the financial markets as inflation fears mounted in response to the addition of 324,000 jobs. The unemployment rate stayed steady at 4.1% for the fifth consecutive month. Manufacturing activity continued to expand, and consumer confidence remained high.

Heightened volatility in the financial markets persisted in March 2018, when investors reacted nervously to political rhetoric regarding potential new trade tariffs. Job creation trailed off compared to previous months with 155,000 new jobs, but the manufacturing industry posted its strongest job gains in more than three years. The unemployment rate remained at 4.1%, but consumer confidence fell slightly due to worries about potential trade disputes. The U.S. economy grew at a 2.2% annualized rate over the first quarter of 2018.

In April 2018, the unemployment rate slid to 3.9% and 175,000 new jobs were added to the workforce. Retail sales grew by 0.3% amid persistently strong consumer confidence, which showed no sign of deterioration despite sharply rising fuel prices. In addition, long-term interest rates continued to climb, as the yield on 10-year U.S. Treasury bonds topped 3% for the first time since 2014.

May 2018 saw a further decrease in the unemployment rate to 3.8%, its lowest level since December 1969. An estimated 244,000 new jobs were added during the month. Meanwhile, retail sales grew at a faster-than-expected 0.8% rate in May 2018, even as fuel prices moved sharply higher. The Consumer Price Index and average hourly wages rose 2.8% and 2.7% above prior year levels, respectively, indicating that inflation is accelerating.

Additional Rate Hikes Expected

Just days after the reporting period’s end, the Fed continued to moderate its accommodative monetary policy by raising the overnight federal funds rate to between 1.75% and 2.00%. The Fed also continued to unwind its balance sheet through the sale of U.S. government securities, and more short-term interest-rate hikes are anticipated over the remainder of 2018 and into 2019.

In the rising interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2018

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yield provided for the fund’s Class B shares reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares yield would have been lower.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s short-term corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2017 to May 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2018
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.90	$5.10	$3.00
Ending value (after expenses)	1,004.90	$1,003.70	$1,005.80

COMPARING YOUR FUND’S EXPENSES$
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2018
	Class A	Class B	Dreyfus Class
Expenses paid per $1,000†	$3.93	$5.14	$3.02
Ending value (after expenses)	$1,021.04	$1,019.85	$1,021.94

† Expenses are equal to the fund’s annualized expense ratio of .78% for Class A, 1.02% for Class B and .60% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2018 (Unaudited)

Description	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 28.8%
Bank of Montreal (Yankee)
2.16%, 6/21/18, 1 Month LIBOR + .21%	200,000,000	[a]	200,000,000
Bank of Nova Scotia (Yankee)
2.16%, 6/4/18, 1 Month LIBOR + .25%	191,000,000	[a]	191,000,000
BNP Paribas (Yankee)
2.26%, 6/1/18, 1 Month LIBOR + .35%	250,000,000	[a]	250,000,000
Credit Suisse AG/NY (Yankee)
2.40%, 8/1/18	75,000,000		75,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
2.14%, 6/4/18, 1 Month LIBOR + .22%	76,000,000	[a,b]	76,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
2.14%, 6/11/18, 1 Month LIBOR + .21%	75,000,000	[a,b]	75,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
2.14%, 6/5/18, 1 Month LIBOR + .22%	44,000,000	[a,b]	44,000,000
Mizuho Bank Ltd. (Yankee)
1.73%, 6/1/18	300,000,000	[b]	300,000,000
Mizuho Bank Ltd. (Yankee)
2.28%, 9/6/18	50,000,000	[b]	50,000,000
Royal Bank of Canada (Yankee)
2.27%, 6/11/18, 1 Month LIBOR + .34%	52,500,000	[a]	52,500,000
Sumitomo Mitsui Banking Corp. (Yankee)
2.25%, 6/21/18, 1 Month LIBOR + .30%	100,000,000	[a,b]	100,000,000
Sumitomo Mitsui Trust Bank (Yankee)
2.23%, 6/29/18, 1 Month LIBOR + .26%	170,000,000	[a,b]	170,000,000
Sumitomo Mitsui Trust Bank (Yankee)
2.28%, 8/3/18	150,000,000	[b]	150,000,000
Toronto-Dominion Bank (Yankee)
2.10%, 6/15/18, 1 Month LIBOR + .18%	250,000,000	[a,b]	250,000,000
Wells Fargo Bank NA (Yankee)
2.17%, 6/12/18, 1 Month LIBOR + .25%	25,000,000	[a]	25,000,000
Wells Fargo Bank NA (Yankee)
2.51%, 8/24/18, 3 Month LIBOR + .18%	255,000,000	[a]	255,000,000
Total Negotiable Bank Certificates of Deposit (cost $2,263,500,000)			2,263,500,000
Commercial Paper - 35.7%
Bedford Row Funding
2.26%, 6/4/18, 1 Month LIBOR + .35%	50,000,000	[a,b]	50,000,000
Bedford Row Funding
2.28%, 6/11/18, 1 Month LIBOR + .35%	150,000,000	[a,b]	150,000,000
Collateralized Commercial Paper II Co., LLC
2.43%, 7/11/18, 3 Month LIBOR + .09%	80,000,000	[a,b]	80,000,000

Description	Principal Amount ($)		Value ($)
Commercial Paper - 35.7% (continued)
Danske Corporation
2.10%, 6/6/18	350,000,000	[b]	349,898,403
General Electric Co.
1.73%, 6/1/18	335,000,000		335,000,000
HSBC Bank PLC
2.27%, 6/18/18, 1 Month LIBOR + .34%	192,000,000	[a,b]	192,000,000
ING (US) Funding LLC
1.91%, 8/1/18	100,000,000		99,678,055
Lloyds Bank PLC
2.39%, 8/6/18, 3 Month LIBOR + .03%	196,000,000	[a]	196,000,000
Mitsubishi UFJ Trust and Banking Corp.
2.33%, 7/11/18	9,000,000	[b]	8,976,800
Mitsubishi UFJ Trust and Banking Corp.
2.33%, 7/16/18	120,000,000	[b]	119,652,000
Mitsubishi UFJ Trust and Banking Corp.
2.34%, 8/2/18	65,000,000	[b]	64,739,169
Old Line Funding Corporation
2.27%, 6/11/18, 1 Month LIBOR + .34%	150,000,000	[a,b]	150,000,000
Oversea-Chinese Banking
1.87%, 7/10/18	96,000,000		95,807,600
Societe Generale
2.29%, 8/31/18	150,000,000	[b]	149,135,500
Sumitomo Mitsui Banking Corp.
2.16%, 6/7/18	295,000,000	[b]	294,894,292
United Overseas Bank Ltd.
2.32%, 7/9/18	271,000,000	[b]	270,339,212
Westpac Banking Corp.
2.32%, 6/8/18, 1 Month LIBOR + .40%	200,000,000	[a,b]	200,000,000
Total Commercial Paper (cost $2,806,121,031)			2,806,121,031
Asset-Backed Commercial Paper - 8.8%
Alpine Securitization Ltd.
2.37%, 8/9/18	305,000,000	[b]	303,626,229
Collateralized Commercial Paper Co., LLC
2.04%, 8/2/18	150,000,000		149,478,167
Collateralized Commercial Paper Co., LLC
2.26%, 6/14/18	117,000,000		116,904,937
LMA Americas LLC
2.40%, 8/6/18	100,000,000	[b]	99,563,667
Matchpoint Finance PLC
2.32%, 8/1/18	25,000,000	[b]	24,902,146
Total Asset-Backed Commercial Paper (cost $694,475,146)			694,475,146

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)		Value ($)
Time Deposits - 20.1%
Australia & New Zealand Banking Group (Grand Cayman)
1.69%, 6/1/18	100,000,000	[b]	100,000,000
Credit Industriel et Commercial (Grand Cayman)
1.69%, 6/1/18	390,000,000		390,000,000
DZ Bank AG
1.70%, 6/1/18	200,000,000		200,000,000
KBC Bank NV
1.70%, 6/1/18	390,000,000		390,000,000
Natixis New York (Grand Cayman)
1.69%, 6/1/18	301,000,000		301,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
1.69%, 6/1/18	200,000,000	[b]	200,000,000
Total Time Deposits (cost $1,581,000,000)			1,581,000,000
Repurchase Agreements - 6.6%
Barclays Bank PLC
Tri-Party Agreement thru BNY Mellon, 1.78%, dated 5/31/18, due 6/1/18 in the amount of $400,019,778 (fully collateralized by $409,429,700 U.S. Treasuries, 0.13%-6.25%, due 4/30/19-8/15/26, value $408,000,080)	400,000,000		400,000,000
BNP Paribas SA
Tri-Party Agreement thru BNY Mellon, 1.83%, dated 5/31/18, due 6/1/18 in the amount of $115,005,845 (fully collateralized by $165,526,994 Asset Backed Securities, 2.45%-6.50%, due 5/16/22-7/25/47, value $92,234,984 and $25,891,000 Corporate Debt Securities, 2.25%-4.90%, due 5/11/20-2/1/46, value $26,215,016)	115,000,000		115,000,000
Total Repurchase Agreements (cost $515,000,000)			515,000,000
Total Investments (cost $7,860,096,177)	100.0%		7,860,096,177
Cash and Receivables (Net)	.0%		468,148
Net Assets	100.0%		7,860,564,325

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, these securities amounted to $4,022,727,418 or 51.18% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banking	85.2
Finance	8.4
Foreign/Governmental	4.5
Asset-Backed/Multi-Seller Programs	1.9
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $515,000,000) —Note 1(b)	7,860,096,177	7,860,096,177
Cash		360,751
Interest receivable		4,193,129
Prepaid expenses		2,358,345
		7,867,008,402
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		6,149,292
Payable for shares of Common Stock redeemed		6,105
Accrued expenses		288,680
		6,444,077
Net Assets ($)		7,860,564,325
Composition of Net Assets ($):
Paid-in capital		7,860,512,052
Accumulated net realized gain (loss) on investments		52,273
Net Assets ($)		7,860,564,325

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	1,577,806,307	6,281,683,918	1,074,100
Shares Outstanding	1,577,770,346	6,281,667,616	1,074,090
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2018 (Unaudited)

Investment Income ($):
Interest Income	73,002,253
Expenses:
Management fee—Note 2(a)	20,888,386
Shareholder servicing costs—Note 1 and Note 2(c)	10,572,401
Distribution, service and prospectus fees—Note 2(b)	8,534,000
Registration fees	1,863,071
Prospectus and shareholders’ reports	364,691
Directors’ fees and expenses—Note 2(d)	268,594
Custodian fees—Note 2(c)	95,803
Professional fees	37,661
Miscellaneous	42,751
Total Expenses	42,667,358
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(1,693,404)
Less—reduction in fees due to earnings credits—Note 2(c)	(29,708)
Net Expenses	40,944,246
Investment Income—Net	32,058,007
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	43,162
Net Increase in Net Assets Resulting from Operations	32,101,169

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017	[a]
Operations ($):
Investment income—net	32,058,007	17,846,554
Net realized gain (loss) on investments	43,162	9,111
Net Increase (Decrease) in Net Assets Resulting from Operations	32,101,169	17,855,665
Distributions to Shareholders from ($):
Investment income—net:
Class A	(6,828,762)	(4,725,072)
Class B	(25,223,667)	(13,123,923)
Dreyfus Class	(5,578)	(2,071)
Total Distributions	(32,058,007)	(17,851,066)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	1,834,318,674	1,911,228,251
Class B	3,081,990,336	5,798,237,789
Dreyfus Class	564,342	829,411
Distributions reinvested:
Class A	6,825,085	4,723,572
Class B	24,832,711	12,919,025
Dreyfus Class	5,274	1,874
Cost of shares redeemed:
Class A	(1,501,708,863)	(1,819,252,681)
Class B	(4,027,052,580)	(6,799,317,667)
Dreyfus Class	(343,580)	(44,722)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(580,568,601)	(890,675,148)
Total Increase (Decrease) in Net Assets	(580,525,439)	(890,670,549)
Net Assets ($):
Beginning of Period	8,441,089,764	9,331,760,313
End of Period	7,860,564,325	8,441,089,764

[a] During the period ended November 30, 2017, 108 Class A shares representing $108 were exchanged for 108 Dreyfus Class shares and 2,591 Class B shares representing $2,591 were exchanged for 2,591 Dreyfus Class shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	May 31, 2018	Year Ended November 30,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.004	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.005)	(.004)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.49[b]	.39	.01	.01	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[c]	.79	.74	.74	.73	.73
Ratio of net expenses to average net assets	.78[c]	.78	.54	.22	.17	.19
Ratio of net investment income to average net assets	1.00[c]	.39	.01	.01	.01	.01
Net Assets, end of period ($ x 1,000)	1,577,806	1,238,371	1,141,649	2,122,633	1,921,780	1,808,922

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class B Shares	May 31, 2018	Year Ended November 30,
(Unaudited)		2017	2016	2015	2014	2013
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.002	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.004)	(.002)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.37[b]	.18	.01	.01	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07[c]	1.07	1.04	1.03	1.03	1.03
Ratio of net expenses to average net assets	1.02[c]	.99	.55	.22	.17	.19
Ratio of net investment income to average net assets	.72[c]	.17	.01	.01	.01	.01
Net Assets, end of period ($ x 1,000)	6,281,684	7,201,871	8,190,050	12,781,019	13,041,843	12,677,604

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

	Six Months Ended
Dreyfus Class Shares	May 31, 2018	Year Ended November 30,
	(Unaudited)	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.005	.000[b]	-
Distributions:
Dividends from investment income—net	(.006)	(.005)	(.000)[b]	-
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	.58[c]	.49	.03	.00[d,e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60[d]	.62	.71	.54[d]
Ratio of net expenses to average net assets	.60[d]	.62	.62	.22[d]
Ratio of net investment income to average net assets	1.17[d]	.71	.03	-
Net Assets, end of period ($ x 1,000)	1,074	848	61	40

a From September 1, 2015 (commencement of initial offering) to November 30, 2015.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 42.5 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (7 billion shares authorized), Class B (28.5 billion shares authorized) and Dreyfus Class (7 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2018, sub-accounting service fees amounted to $1,746,607 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	7,860,096,177
Level 3 - Significant Unobservable Inputs	-
Total	7,860,096,177
† See Statement of Investments for additional detailed categorizations.

At May 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-

party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2017 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2018, there was no reduction in expenses pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A, adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Service Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing its shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an annual rate of .20% of the value of its average daily net assets. The Distributor may pay one or more Service Agents a fee with respect to Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent with respect to such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2018, Class A shares were charged $1,397,510 pursuant to the Service Plan.

Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2018, Class B shares were charged $7,136,490 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2018, Class A and Dreyfus Class shares were charged $57,509 and $0, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from December 1, 2017 through May 31, 2018 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.02% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2018, Class B shares were charged $8,733,243 pursuant to the Class B Shareholder Services Plan, of which $1,693,404 was reimbursed by Dreyfus.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2018, the fund was charged $29,963 for transfer agency services and $1,568 for cash management services. These fees are included in Shareholder servicing costs in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Statement of Operations. Cash management fees were offset by earnings credits of $1,568.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2018, the fund was charged $95,803 pursuant to the custody agreement. These fees were partially offset by earnings credits of $28,140.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2018, the fund was charged $1,105 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2018, the fund was charged $6,320 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,354,038, Distribution Plan fees $1,341,440, Shareholder Services Plan fees $1,609,419, custodian fees $68,464, Chief Compliance Officer fees $5,267 and transfer agency fees $15,915, which are offset against an expense reimbursement currently in effect in the amount of $245,251.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES

NOTES

NOTES

For More Information

General Money Market Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GMMXX Class B: GMBXX Dreyfus Class: GMGXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0196SA0518

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)